Stock Based Compensation (10Q) (Details Narrative) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Nov. 07, 2014
Stock-based compensation expense		$ 3,629,804	$ 2,247,800		$ 6,383,772	$ 5,814,963	$ 13,126,445
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Unrecognized compensation expenses	$ 3,629,804						$ 5,512,272
Stock option outstanding shares		0			0		12,450,000
Charles Allen [Member]
Aggregate shares options to purchase	12,450,000
Common stock, par value	$ 0.001
Common stock, exercise price per share	$ 0.10
Michal Handerhan [Member]
Aggregate shares options to purchase	12,450,000
Common stock, par value	$ 0.001
Common stock, exercise price per share	$ 0.10